Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Abstract]
Equipment and furniture	$ 36,382	$ 35,416
Less accumulated depreciation	(16,220)	(11,274)
Property and equipment, net	$ 20,162	$ 24,142